Document and Entity Information	0 Months Ended
Apr. 11, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 11, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr 11, 2013
Document Effective Date	Apr 11, 2013
Prospectus Date	Aug 29, 2012
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | A
Risk/Return:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | B
Risk/Return:
Trading Symbol	PCVBX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | C
Risk/Return:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | R
Risk/Return:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | P
Risk/Return:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNVDX

AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.

Label	Element	Value
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI NFJ Small-Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's performance table as it appears in the Fund Summary under the Section titled "Performance Information" is revised to delete reference to "Lipper Small-Cap Core Funds Average" and replaced with "Lipper Small-Cap Value Funds Average".

AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.

Label	Element	Value
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI NFJ Small-Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's performance table as it appears in the Fund Summary under the Section titled "Performance Information" is revised to delete reference to "Lipper Small-Cap Core Funds Average" and replaced with "Lipper Small-Cap Value Funds Average".

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012